Fair Value - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measurements Recurring - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Liabilities
Liability related to warrants	$ 3,167,947	$ 5,570,530
Total	3,167,947	5,570,530
Sprout Call Option [Member]
Liabilities
Liability related to warrants			$ 10,462,137
Total			10,462,137
Other financial assets			5,615,167
Total			5,765,167
Acasti Shares [Member]
Liabilities
Other financial assets			150,000
Level 1 | Sprout Call Option [Member]
Liabilities
Other financial assets			150,000
Total			150,000
Level 3
Liabilities
Liability related to warrants	3,167,947	5,570,530
Total	$ 3,167,947	$ 5,570,530
Level 3 | Sprout Call Option [Member]
Liabilities
Liability related to warrants			10,462,137
Total			10,462,137
Other financial assets			5,615,167
Total			$ 5,615,167